Condensed Financial Information of the Company Condensed Balance Sheet (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Sep. 08, 2025	Dec. 31, 2024	Dec. 31, 2018
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Treasury stock (in shares)	2,601,411		3,176,411
Class A ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	960,783,460,000		4,903,917,300
Ordinary shares, shares issued (in shares)	907,346,745		907,346,745
Ordinary shares, shares outstanding (in shares)	907,306,802		906,731,802
Class B ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	960,827,000		96,082,700
Ordinary shares, shares issued (in shares)	41,124,300		96,082,700
Ordinary shares, shares outstanding (in shares)	41,124,300		96,082,700
Class C ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	11,000,000,000
Ordinary shares, shares issued (in shares)	54,958,400
Ordinary shares, shares outstanding (in shares)	54,958,400
Parent Company | Reportable Legal Entities
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001		$ 0.0001
Treasury stock (in shares)	2,601,411		3,176,411
Parent Company | Reportable Legal Entities | Class A ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	960,783,460,000		4,903,917,300
Ordinary shares, shares issued (in shares)	907,346,745		907,346,745
Ordinary shares, shares outstanding (in shares)	907,306,802		906,731,802
Parent Company | Reportable Legal Entities | Class B ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	960,827,000		96,082,700
Ordinary shares, shares issued (in shares)	41,124,300		96,082,700
Ordinary shares, shares outstanding (in shares)	41,124,300		96,082,700
Parent Company | Reportable Legal Entities | Class C ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	11,000,000,000		11,000,000,000
Ordinary shares, shares issued (in shares)	54,958,400
Ordinary shares, shares outstanding (in shares)	54,958,400